Income Taxes - Unrecognized Tax Benefits, Recorded in Other Long-Term Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	$ 13,200	$ 9,200	$ 6,400
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance of unrecognized tax benefits as at January 1	40,556	31,061	19,492
Increases for positions related to the current year	5,829	9,297	2,631
Unrecognized Tax Benefits, Increase Resulting from Prior Period Tax Positions	19,119	981	3,475
Decreases related to statute of limitations	(2,546)	(783)	(1,562)
Increase due to acquisition of TIL	0	0	8,528
Decrease due to deconsolidation of Altera	0	0	(1,503)
Balance of unrecognized tax benefits as at December 31	$ 62,958	$ 40,556	$ 31,061